Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes Charged to Income (Loss) from Continuing Operations

Income taxes charged to income from continuing operations were:

	Millions of Dollars
	2011	2010	2009
Income Taxes
Federal
Current	$1,073	1,240	289
Deferred	264	126	257
Foreign
Current	6,966	7,289	5,366
Deferred	49	(1,058)	(1,082)
State and local
Current	317	260	99
Deferred	101	6	(12)

	$8,770	7,863	4,917

Components of Deferred Tax Liabilities and Assets

Major components of deferred tax liabilities and assets at December 31 were:

	Millions of Dollars
	2011	2010
Deferred Tax Liabilities
PP&E and intangibles	$21,159	20,344
Investment in joint ventures	2,943	2,201
Inventory	—	43
Partnership income deferral	363	434
Other	703	571

Total deferred tax liabilities	25,168	23,593

Deferred Tax Assets
Benefit plan accruals	2,063	1,691
Asset retirement obligations and accrued environmental costs	4,254	3,971
Inventory	43	—
Deferred state income tax	299	257
Other financial accruals and deferrals	618	394
Loss and credit carryforwards	1,608	1,344
Other	692	717

Total deferred tax assets	9,577	8,374
Less valuation allowance	(1,487)	(1,400)

Net deferred tax assets	8,090	6,974

Net deferred tax liabilities	$17,078	16,619

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

The following table shows a reconciliation of the beginning and ending unrecognized tax benefits for 2011, 2010 and 2009:

	Millions of Dollars
	2011	2010	2009
Balance at January 1	$1,125	1,208	1,068
Additions based on tax positions related to the current year	46	63	18
Additions for tax positions of prior years	145	344	177
Reductions for tax positions of prior years	(35)	(199)	(33)
Settlements	(206)	(215)	(19)
Lapse of statute	(4)	(76)	(3)

Balance at December 31	$1,071	1,125	1,208

Amounts of U.S. and Foreign Income (Loss) from Continuing Operations Before Income Taxes

The amounts of U.S. and foreign income from continuing operations before income taxes, with a reconciliation of tax at the federal statutory rate with the provision for income taxes, were:

				Percent of
	Millions of Dollars			Pretax Income
	2011	2010	2009	2011	2010	2009
Income from continuing operations before income taxes
United States	$4,703	3,810	2,218	29.0	20.8	25.5
Foreign	11,522	14,502	6,496	71.0	79.2	74.5

	$16,225	18,312	8,714	100.0%	100.0	100.0

Federal statutory income tax	$5,679	6,409	3,050	35.0%	35.0	35.0
Foreign taxes in excess of federal statutory rate	2,924	1,375	1,902	18.0	7.5	21.8
Federal manufacturing deduction	(73)	(75)	(40)	(0.4)	(0.4)	(0.5)
State income tax	272	173	57	1.7	0.9	0.7
Other	(32)	(19)	(52)	(0.2)	(0.1)	(0.6)

	$8,770	7,863	4,917	54.1%	42.9	56.4